Concentration of Credit Risks (Tables)	12 Months Ended
Dec. 25, 2021
Risks and Uncertainties [Abstract]
Schedule of Concentration of Risk	The following table presents revenue from each customer as percentage of total revenue for each of the years ended:

	Year Ended	Year Ended	Year Ended
	December 25, 2021	December 26, 2020	December 28, 2019
Lowe’s	20.6%	22.5%	21.6%
Home Depot	27.0%	26.5%	24.7%